Cover	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2025
Entity File Number	1-8207
Entity Registrant Name	THE HOME DEPOT, INC.
Entity Central Index Key	0000354950
Entity Tax Identification Number	95-3261426
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2455 Paces Ferry Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	433-8211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.05 Par Value Per Share
Trading Symbol	HD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false